Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	53,898.05
Total Transaction Valuation	390,282,747.75
Total Offset Amount	0.00
Net Fee	$ 53,898.05
Offering Table N/A
Offset Table N/A	N/A